FORM N-SAR
SEMI-ANNUAL REPORT
FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:                                                                 /   /    (a)

or fiscal year ending:                                                           12 / 31 / 15    (b)

Is this a transition report? (Y/N)                  N

Is this an amendment to a previous filing?          N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.            A.            Registrant Name:                                                      ML of New York Life Separate Account II
B.            File Number:                                                      811-7152
C.            Telephone Number:                                        727-299-1800
2.            A.            Street:            440 Mamaroneck Avenue
B.            City:   Harrison                                        C.  State:  NY                                        D.  Zip Code:  10528                                                      Zip Ext:
E.            Foreign Country:                                                                                    Foreign Postal Code:

3.            Is this the first filing on this form by Registrant?  (Y/N)                N

4.            Is this the last filing on this form by Registrant?  (Y/N)                 N

5.            Is Registrant a small business investment company (SBIC)?  (Y/N) N
If answer is "Y" (Yes), complete only items 89 through 110.]

6.            Is Registrant a unit investment trust (UIT)?  (Y/N)                        Y
[If answer is "Y" (Yes) complete only items 111 through 132.]

7.            A.            Is Registrant a series or multiple portfolio company?  (Y/N)                                                                                                                                     N
[If answer is "N" (No), go to item 8.]
B.            How many separate series or portfolios did Registrant have at the end of the period?

If filing more than one Page 47,"X" box:

For period ended     12/31/15

File number 811- 7152

111.        A.            Depositor Name:                                            Transamerica Financial Life Insurance Company

B.            File Number (If any):

C.            City:  Harrison   State:   New York      Zip Code:                                                                                                                    10528 Zip Ext.:

Foreign Country:                                                                                               Foreign Postal Code:

111.        A.            Depositor Name:

B.            File Number (If any):

C.            City:                                 State:                                                 Zip Code:                                                               Zip Ext.:

Foreign Country:                                                                                               Foreign Postal Code:

112.	A.	Sponsor Name:

B.            File Number (If any):

C.            City:                                             State:                                   Zip Code:                                                               Zip Ext.:

Foreign Country:                                                                                               Foreign Postal Code:

112.	A.	Sponsor Name:

B.            File Number (If any):

C.            City:                                             State:                                   Zip Code:                                                               Zip Ext.:

Foreign Country:                                                                                               Foreign Postal Code:

If filing more than one Page 50, "X" box: [ ]
For period ended     12/31/15

File number 811- 7152

123.      [/]      State the total value of the additional units considered in answering item 122
($000's omitted)                                                                                                                                                                        $ 22

124.	[/]	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) $

125.	[/]	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $

126.	Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127.	List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

	Number of Series Investing	Total Assets ($000's omitted)	Total Income Distributions ($000's omitted)
A. U.S. Treasury direct issue		$	$
B. U.S. Government agency		$	$
C. State and municipal tax-free		$	$
D. Public utility debt		$	$
E. Brokers or dealers debt or debt of brokers' or dealers' parent	_______	$	$
F. All other corporate intermed. & long-term debt		$	$
G. All other corporate short-term debt		$	$
H. Equity securities of brokers or dealers or parents of brokers or dealers	_______	$	$
I. Investment company equity securities	_______	$	$
J. All other equity securities		$ 20,788	$ 270
K. Other securities - accrued dividends and receivables		$ 0	$
L. Total assets of all series of registrant		$ 20,788	$ 270

If filing more than one Page 51, "X" box: [ ]
For period ended      12/31/15

File number 811- 7152

128.      [/]      Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)

[If answer is "N" (No), go to item 131.]

129.      [/]      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

[If answer is "N" (No), go to item 131.]

130.      [/]      In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
Y/N

131.                Total expenses incurred by all series of Registrant during the current reporting period
($000's omitted)                                                                                  $ 204

132.      [/]      List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -
811 -	811 -	811 -	811 -	811 -

This report is signed on behalf of the Registrant, ML of New York Variable Life Separate Account II, City of St. Petersburg, State of Florida.
Date:  February 24, 2016

ML of New York Variable Life Separate Account II
(Name of Registrant)

By: /s/ Arthur D. Woods	Witness: /s/ Gayle A. Morden
Vice President & Counsel	Gayle A. Morden
Transamerica Financial Life Insurance Company	Manager-Registered Products & Distribution Distribution

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